Consolidated Statements of Cash Flows Supplemental Cash Flows Disclosures - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid	$ 228	$ 54	$ 30
Interest Paid	946	647	23
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Issuance of common shares for cost-method investment	1,500	0	0
Issuance of common shares for acquisition	0	6,147	68,627
Issuance of common shares for related party interest expense	1,859	1,560	0
Issuance of warrants in relation to related party credit facility	485	1,380	0
Issuance of Warrants	1,995	(1,925)	0
Contingent liability for the acquisition of intangible assets	0	(2,500)	2,500
Issuance of common shares for technology	0	0	6,454
Issuance of common shares for conversion of convertible notes	0	0	2,500
Issuance of common shares for settlement of liabilities	531	0	677
Common shares received for settlement of related party debt	$ 0	$ 0	$ (1,513)